Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Consolidated Statements of Comprehensive Loss
Net loss	$ (7,130)	$ (11,387)
Other comprehensive income, net of tax:
Foreign currency translation adjustments	(16)
Other comprehensive income, net of tax	(16)
Comprehensive loss	$ (7,146)	$ (11,387)